UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Semiannual Report

2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-29-08

A	9-13-87	–6.44%	1.95%	3.59%	—	–5.24%	–6.44%	10.12%	42.25%	—	3.90%
B	10-3-96	–7.38	1.83	3.48	—	–5.96	–7.38	9.48	40.84	—	3.36
C	4-1-99	–3.63	2.17	—	3.24%	–2.07	–3.63	11.35	—	32.85%	3.36

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.03%, Class B — 1.73%, Class C — 1.73% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

 New York Tax-Free Income Fund | Semiannual report

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in New York Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	2-28-98	$14,084	$14,084	$15,837
C2	4-1-99	13,285	13,285	14,900

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 29, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | New York Tax-Free Income Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$992.60	$5.08
Class B	1,000.00	989.10	8.55
Class C	1,000.00	989.10	8.55

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

New York Tax-Free Income Fund | Semiannual report

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$1,020.10	$5.15
Class B	1,000.00	1,016.60	8.67
Class C	1,000.00	1,016.60	8.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.03%, 1.73% and 1.73% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | New York Tax-Free Income Fund

9

Portfolio summary

Top 10 holdings[1]

Puerto Rico Aqueduct & Sewer Auth, 07-01-11, 7.470%	4.4%
New York State Dormitory Auth 05-15-19, 5.500%	4.1%
Triborough Bridge & Tunnel Auth, 01-01-21, 6.125%	3.3%
New York City Municipal Water Finance Auth, 06-15-33, 5.500%	3.1%
New York, City of, 12-01-17, 5.250%	3.0%
Oneida County Industrial Development Agency, 07-01-29, Zero	2.9%
Port Auth of New York & New Jersey, 10-01-19, 6.750%	2.9%
Virgin Islands Public Finance Auth, 10-01-18, 5.875%	2.9%
New York Local Government Assistance Corp, 04-01-17, 5.500%	2.5%
Puerto Rico Public Building Auth, 07-01-12, 6.250%	2.3%

Sector distribution[1]

General obligation	9%	Transportation	6%

		Public facility	5%
Revenue bonds
Education	19%	Pollution	4%

Water and sewer	15%	Tobacco	3%

Health	12%	Economic development	2%

Industrial development	9%	Electric	2%

Sales tax	7%	Other	7%

1 As a percentage of net assets on February 29, 2008.

New York Tax-Free Income Fund | Semiannual report

10

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 99.77%					$52,337,976

(Cost $51,210,663)

New York 86.00%					45,112,016

Albany Parking Auth,
Rev Ref Bond Ser 2001A	5.625%	07-15-25	BBB+	$385	418,460
Rev Ref Bond Ser 2001A	5.625	07-15-25	BBB+	365	363,573

Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,030,250

Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home
Ser 2005A	5.500	03-20-40	Aaa	1,000	963,120

Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil
Ser 3	7.375	07-01-08	A1	195	198,188

Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	985,600

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	283,313
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	210	216,852

New York, City of,
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA	1,500	1,554,630
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA	1,000	972,930
Gen Oblig Unltd Subser
1993A-10 (P)	3.750	08-01-17	AAA	1,000	1,000,000
Gen Oblig Unltd Subser
1993B-2 (P)	3.750	08-15-19	AAA	600	600,000

New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A	5.375	06-01-23	BBB	1,000	916,490
Rev Civic Facil Polytechnic
Univ Proj	6.125	11-01-30	AAA	1,000	1,089,050
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,000	1,012,990

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York City Industrial
Development Agency,
Rev Ref Brooklyn Navy Yard
Cogen Partners	5.650%	10-01-28	BBB–	$1,000	$887,130
Rev Ref Polytechnic
University Proj	5.250	11-01-27	A	1,000	840,750
Rev Spec Airport Facil Airis JFK
I LLC Proj Ser 2001A	5.500	07-01-28	BBB–	1,000	870,170
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	995,370

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	740	796,854
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,598,730
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,076,800
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	460	492,835
Rev Wtr & Swr Sys Ser 2000C (P)	3.780	06-15-33	AA+	500	500,000
Rev Wtr & Swr Sys Ser 2003F
Subser F-2 (G) (P)	3.780	06-15-35	AA+	625	625,000

New York City Transitional
Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,074,700
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then
14.000%) (O)	Zero	11-01-29	AAA	1,000	897,070

New York Liberty
Development Corp,
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	1,000	948,100

New York Local Government
Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,327,545

New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	410,640
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA–	1,000	1,077,970
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	764,077
Rev North Shore L I Jewish Grp	5.375	05-01-23	Aaa	1,000	1,090,920
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA–	2,000	2,138,680
Rev Ref State Univ Edl Facil
Ser 1993A	5.250	05-15-15	AAA	1,000	1,069,770
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 7-1-10
then 6.050%) (O)	Zero	07-01-25	AAA	1,000	943,360
Rev State Univ Edl Facil
Ser 2000B	5.375	05-15-23	AA–	1,000	1,061,420
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA–	130	138,497

See notes to financial statements

New York Tax-Free Income Fund | Semiannual report

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F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	9.755%	06-15-11	AAA	$500	$635,300
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	20	20,207

Oneida County Industrial
Development Agency,
Rev Civic Facilities Hamilton
College Proj Ser 2007A	Zero	07-01-29	AAA	5,330	1,505,832

Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	955,340

Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C (G)	7.000	08-01-31	BB–	500	504,885

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	1,500	1,503,210

Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,012,060

Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,721,445

TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	775	828,196

Upper Mohawk Valley Regional
Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,038,288

Westchester County
Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BBB–	1,150	1,060,449

Yonkers Industrial
Development Agency,
Rev Cmty Dev Pptys Yonkers Inc
Ser 2001A	6.625	02-01-26	Baa3	1,000	1,094,970

Puerto Rico 9.79%					5,137,218

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.470	07-01-11	AAA	2,000	2,304,480
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.600	07-01-18	Aaa	500	544,865
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,205,749
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB–	1,005	1,082,124

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund

13

F I N A N C I A L   S T A T E M E N T S

Interest		Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Virgin Islands 3.98%					$2,088,742

Virgin Islands Public
Finance Auth,
Rev Ref Gross Receipts Tax Ln
Note Ser 1999A	6.500%	10-01-24	BBB+	$535	587,227
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB–	1,500	1,501,515

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.41%					$213,000

(Cost $213,000)

Joint Repurchase Agreement 0.41%					213,000
Repurchase Agreement transaction with Barclays Plc
dated 2-29-08 at 1.800% to be repurchased at $213,032
on 3-3-08, collateralized by U.S. Treasury
Inflation Indexed Bond, 3.875%, due 4-15-29
(valued at $217,264, including interest)			1.800%	$213	213,000

Total investments (Cost $51,423,663)† 100.18%					$52,550,976

Other assets and liabilities, net (0.18%)					($95,479)

Total net assets 100.00%					$52,455,497

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $51,366,324. Gross unrealized appreciation and depreciation of investments aggregated $2,373,186 and $1,188,534, respectively, resulting in net unrealized appreciation of $1,184,652.

See notes to financial statements

New York Tax-Free Income Fund | Semiannual report

14

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $51,423,663)	$52,550,976
Cash	974
Receivable for shares sold	132,232
Interest receivable	636,256
Receivable from affiliates	6,000

Total assets	53,326,438

Liabilities

Payable for shares repurchased	603,847
Dividends payable	172,706
Payable to affiliates
Management fees	22,103
Distribution and service fees	23,090
Other	15,886
Other payables and accrued expenses	33,309

Total liabilities	870,941

Net assets

Capital paid-in	51,963,234
Accumulated net realized loss on investments	(661,313)
Net unrealized appreciation of investments	1,127,313
Accumulated net investment income	26,263

Net assets	$52,455,497

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($41,020,404 ÷ 3,507,596 shares)	$11.69
Class B ($8,688,141 ÷ 742,944 shares)[1]	$11.69
Class C ($2,746,952 ÷ 234,895 shares)[1]	$11.69

Maximum offering price per share

Class A2 ($11.69 ÷ 95.5%)	$12.24

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund

15

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,425,292

Total investment income	1,425,292

Expenses

Investment management fees (Note 3)	135,247
Distribution and service fees (Note 3)	127,576
Transfer agent fees (Note 3)	20,098
Accounting and legal services fees (Note 3)	2,886
Custodian fees	12,282
Professional fees	12,148
Printing fees	8,052
Blue sky fees	2,456
Trustees’ fees	1,274
Miscellaneous	2,549

Total expenses	324,568
Less expense reductions (Note 3)	(515)

Net expenses	324,053

Net investment income	1,101,239

Realized and unrealized loss

Net realized loss on investments	(36,313)
Change in net unrealized appreciation (depreciation) of investments	(1,483,510)

Net realized and unrealized loss	(1,519,823)

Decrease in net assets from operations	($418,584)

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

New York Tax-Free Income Fund | Semiannual report

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F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-07	2-29-08 [1]
Increase (decrease) in net assets

From operations
Net investment income	$2,338,321	$1,101,239
Net realized gain (loss)	42,349	(36,313)
Change in net unrealized appreciation (depreciation)	(1,759,574)	(1,483,510)

Increase (decrease) in net assets resulting from operations	621,096	(418,584)

Distributions to shareholders
From net investment income
Class A	(1,773,258)	(858,912)
Class B	(424,606)	(175,399)
Class C	(132,621)	(59,737)
	(2,330,485)	(1,094,048)
From Fund share transactions (Note 4)	(3,989,619)	(513,155)

Total decrease	(5,699,008)	(2,025,787)

Net assets

Beginning of period	60,180,292	54,481,284

End of period[2]	$54,481,284	$52,455,497

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Includes accumulated of net investment income of $19,072 and $26,263, respectively.

See notes to financial statements

Semiannual report | New York Tax-Free Income Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07	2-29-08[1]

Per share operating performance

Net asset value,
beginning of period	$12.48	$12.10	$12.46	$12.61	$12.40	$12.03
Net investment Income[2]	0.56	0.54	0.52	0.52	0.52	0.25
Net realized and unrealized
gain (loss) on investments	(0.38)	0.36	0.15	(0.21)	(0.37)	(0.33)
Total from investment operations	0.18	0.90	0.67	0.31	0.15	(0.08)
Less distributions
From net investment income	(0.56)	(0.54)	(0.52)	(0.52)	(0.52)	(0.26)
Net asset value, end of period	$12.10	$12.46	$12.61	$12.40	$12.03	$11.69
Total return[3] (%)	1.43[4]	7.54[4]	5.50	2.54[4]	1.18[4]	(0.74)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$46	$44	$44	$43	$40	$41
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.02	1.02	1.06	1.03	1.03	1.03[6]
Expenses net of fee waivers, if any	1.00	1.01	1.06	1.03	1.03	1.03[6]
Expenses net of all fee waivers
and credits	1.00	1.01	1.06	1.03	1.03	1.03[6]
Net investment income	4.55	4.35	4.18	4.20	4.22	4.25[6]
Portfolio turnover (%)	17	43	25	32	17	10[5]

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

New York Tax-Free Income Fund | Semiannual report

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07	2-29-08[1]

Per share operating performance

Net asset value,
beginning of period	$12.48	$12.10	$12.46	$12.61	$12.40	$12.03
Net investment income[2]	0.47	0.45	0.43	0.43	0.43	0.21
Net realized and unrealized
gain (loss) on investments	(0.38)	0.36	0.15	(0.21)	(0.37)	(0.34)
Total from investment operations	0.09	0.81	0.58	0.22	0.06	(0.13)
Less distributions
From net investment income	(0.47)	(0.45)	(0.43)	(0.43)	(0.43)	(0.21)
Net asset value, end of period	$12.10	$12.46	$12.61	$12.40	$12.03	$11.69
Total return[3] (%)	0.72[4]	6.80[4]	4.77	1.83[4]	0.48[4]	(1.09)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$22	$20	$17	$14	$11	$9
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.72	1.76	1.73	1.73	1.73[6]
Expenses net of fee waivers, if any	1.70	1.71	1.76	1.73	1.73	1.73[6]
Expenses net of all fee waivers
and credits	1.70	1.71	1.76	1.73	1.73	1.73[6]
Net investment income	3.85	3.65	3.48	3.50	3.52	3.55[6]
Portfolio turnover (%)	17	43	25	32	17	10[5]

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07	2-29-08[1]

Per share operating performance

Net asset value,
beginning of period	$12.48	$12.10	$12.46	$12.61	$12.40	$12.03
Net investment income[2]	0.47	0.45	0.43	0.43	0.43	0.21
Net realized and unrealized
gain (loss) on investments	(0.38)	0.36	0.15	(0.21)	(0.37)	(0.34)
Total from investment operations	0.09	0.81	0.58	0.22	0.06	(0.13)
Less distributions
From net investment income	(0.47)	(0.45)	(0.43)	(0.43)	(0.43)	(0.21)
Net asset value, end of period	$12.10	$12.46	$12.61	$12.40	$12.03	$11.69
Total return[3] (%)	0.72[4]	6.80[4]	4.77	1.83[4]	0.48[4]	(1.09)[4,5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$5	$5	$3	$4	$3
Ratios (as a percentage
of average net assets):
Expenses before reductions	1.72	1.72	1.76	1.73	1.73	1.73[6]
Expenses net of fee waivers, if any	1.70	1.71	1.76	1.73	1.73	1.73[6]
Expenses net of all fee waivers
and credits	1.70	1.71	1.76	1.73	1.73	1.73[6]
Net investment income	3.81	3.65	3.48	3.50	3.51	3.54[6]
Portfolio turnover (%)	17	43	25	32	17	10[5]

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Organization

John Hancock New York Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed

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each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/ premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes.  Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. Effective February 29, 2008, the credit line increased to $150 million. The Fund had no borrowing activity under the line of credit during the period ended February 29, 2008.

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Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $592,867 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2010 — $176,882, August 31, 2011 — $414,533, August 31, 2012 — $1,452.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $4,889 and tax exempt income $2,325,596. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The effective rate for the period ended February 29, 2008 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

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The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $40.

Class A shares are assessed up-front sales charges. During the period ended February 29, 2008, JH Funds received net up-front sales charges of $27,430 with regard to sales of Class A shares. Of this amount, $3,735 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,851 was paid as sales commissions to unrelated broker-dealers and $7,844 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the  current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, CDSCs received by JH Funds amounted to $3,226 for Class B shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. There were no transfer agent fee reductions during the period ended February 29, 2008.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $475 for transfer agent credits earned.

Class level expenses for the period ended February 29, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$15,165	$60,933
Class B	3,685	49,692
Class C	1,248	16,951
Total	$20,098	$127,576

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other

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administrative services for the Fund. The compensation for the period amounted to $2,886 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds

Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2007, and the period ended February 29, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 2-29-08[1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	239,433	$2,958,232	372,578	$4,538,045
Distributions reinvested	101,055	1,245,290	52,451	633,475
Repurchased	(468,444)	(5,782,516)	(271,832)	(3,287,335)
Net increase (decrease)	(127,956)	($1,578,994)	153,197	$1,884,185

Class B shares

Sold	25,927	$320,277	5,254	$63,796
Distributions reinvested	23,459	289,183	10,389	125,578
Repurchased	(265,314)	(3,276,108)	(149,414)	(1,815,181)
Net decrease	(215,928)	($2,666,648)	(133,771)	($1,625,807)

Class C shares

Sold	68,588	$852,442	58,818	$712,943
Distributions reinvested	3,797	46,817	1,885	22,768
Repurchased	(51,988)	(643,236)	(124,556)	(1,507,244)
Net increase (decrease)	20,397	$256,023	(63,853)	($771,533)

Net decrease	(323,487)	($3,989,619)	(44,427)	($513,155)

[1]Semiannual period from 9-1-07 to 2-29-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2008, aggregated $5,470,000 and $5,688,040, respectively.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock New York
Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock New York Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and  certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

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Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 10-year period under review, the Fund’s performance was lower than the performance of the Category median and benchmark index, but was higher than the performance of the Peer Group median. The Board also noted that, for the 5-year period under review, the Fund’s performance was lower than the performance of the Peer Group and Category medians and its benchmark index. The Board viewed favorably that the Fund’s performance for the 1- and 3-year periods under review was higher than the Peer Group and Category medians. The Board noted that the Fund’s performance during the 1- and 3-year periods was lower than the benchmark index, as was the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Peer Group and Category medians. The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profit-ability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and

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other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates). The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

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For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
William H. Cunningham	Treasurer	New York, NY 10286
Charles L. Ladner*	John G. Vrysen
Dr. John A. Moore*	Chief Operating Officer	Transfer agent
Patti McGill Peterson*		John Hancock Signature
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	P.O. Box 9510
†Non-Independent Trustee	John Hancock Advisers, LLC	Portsmouth, NH 03802-9510
601 Congress Street
Boston, MA 02210-2805
Officers		Legal counsel
Keith F. Hartstein	Subadviser	Kirkpatrick & Lockhart
President and	MFC Global Investment	Preston Gates Ellis LLP
Chief Executive Officer	Management (U.S.), LLC	One Lincoln Street
Thomas M. Kinzler	101 Huntington Avenue	Boston, MA 02111-2950
Secretary and Chief Legal Officer	Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarte r on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | New York Tax-Free Income Fund

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

760SA 2/08
4/08

John Hancock

MUTUAL FUNDS

John Hancock

Massachusetts Tax-Free Income Fund

Semiannual Report

2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-29-08

A	9-3-87	–5.44%	2.32%	3.91%	—	–5.03%	–5.44%	12.17%	46.79%	—	3.75%

B	10-3-96	–6.40	2.21	3.81	—	–5.79	–6.40	11.56	45.38	—	3.20

C	4-1-99	–2.61	2.56	—	3.52%	–1.90	–2.61	13.46	—	36.15%	3.20

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.98%, Class B — 1.68%, Class C — 1.68% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Massachusetts Tax-Free Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Massachusetts Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B [2]	2-28-98	$14,539	$14,539	$15,837

C [2]	4-1-99	13,615	13,615	14,900

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 29, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | Massachusetts Tax-Free Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$994.30	$4.89

Class B	1,000.00	990.80	8.26

Class C	1,000.00	990.80	8.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Massachusetts Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$1,019.90	$4.95

Class B	1,000.00	1,016.50	8.37

Class C	1,000.00	1,016.50	8.37

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.68% and 1.68% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | Massachusetts Tax-Free Income Fund

Portfolio summary

Top 10 holdings [1]

Massachusetts Turnpike Auth, 01-01-23, 5.125%	4.2%

Route 3 North Transit Improvement Associates, 06-15-29, 5.375%	3.2%

Holyoke Gas & Electric Department, 12-01-31, 5.000%	3.1%

Massachusetts Development Finance Agency, 11-01-28, 5.450%	3.0%

Massachusetts Industrial Finance Agency, 12-01-20, 6.750%	2.7%

Massachusetts Water Pollution Abatement Trust, 8-01-18, 5.250%	2.6%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	2.4%

Puerto Rico Aqueduct & Sewer Auth, 07-01-11, 7.470%	2.2%

Massachusetts Development Finance Agency, 12-15-24, 5.000%	2.1%

California State Kindergarten University, 05-01-34, 3.680%	2.0%

Sector distribution [1]

General obligation bonds	11%	Electric	3%

Short-term investments	1%	Housing	3%

Revenue bonds		Pollution	2%

Transportation	24%	Economic development	1%

Education	13%	Resource recovery	1%

Health	11%	Correctional facilities	1%

Industrial development	4%	Other	22%

Water and sewer	3%

1 As a percentage of net assets on February 29, 2008.

Massachusetts Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.59%					$101,712,979

(Cost $100,895,634)

California 3.98%					4,110,000

California, State of,
Rev Economic Recovery
Ser 2004C-5 (P)	3.680%	07-01-23	AA+	$2,010	2,010,000
Rev Ref Kindergarten University
Ser 2004A-4 (P)	3.680	05-01-34	AA	2,100	2,100,000

Massachusetts 85.36%					88,063,077

Boston City Industrial
Development Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375	05-15-15	BBB	185	186,757

Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	534,130

Freetown Lakeville Regional
School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	986,240

Holyoke Gas & Electric
Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,193,704

Massachusetts Bay
Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,018,890
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	150	157,770
Rev Preref Spec Assessment
Ser 2007A	5.250	07-01-30	AAA	780	820,404
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	2,500	839,475
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,151,470
Rev Ref Spec Assessment Ser 2006A	5.250	07-01-35	AAA	1,310	1,323,231
Rev Ref Spec Assessment Ser 2007A	5.250	07-01-30	AAA	70	70,041
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,079,850

Massachusetts College
Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	555,010

Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,100,560
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,069,030

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts, Commonwealth of, (continued)
Gen Oblig Ltd Ref Ser 2002C	5.500%	11-01-15	AA	$1,000	$1,103,060
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AAA	1,000	1,081,320
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,089,220

Massachusetts Development
Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,068,080
Rev Curry College Ser 2005A	4.500	03-01-25	BB–	1,000	826,560
Rev Curry College Ser 2006A	5.250	03-01-26	BB–	1,000	905,850
Rev Linden Ponds Inc Facility
Ser 2007A (G)	5.750	11-15-35	BB+	1,500	1,270,155
Rev Plantation Apts Hsg Prog
Ser 2004A	5.000	12-15-24	AAA	2,320	2,186,414
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	1,907,419
Rev Ref First Mortgage
Orchard Cove	5.250	10-01-26	BB–	1,000	864,740
Rev Ref Mass College of Pharmacy
Ser 2007E	5.000	07-01-37	AAA	1,000	935,790
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	534,760
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	488,520
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,444,695
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,170,110
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,114,270
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,037,430

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	2,000	2,500,200
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,077,970
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB+	1,500	1,519,320
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	970	1,056,737
Rev Ref Boston College Iss
Ser 1998L	5.000	06-01-26	AA–	1,000	969,650
Rev Ref Boston College Iss
Ser 1998L	4.750	06-01-31	AA–	1,000	907,040
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	851,920
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,007,500
Rev Ref Lahey Clinic Med Ctr
Ser 2005C	5.000	08-15-23	AAA	1,000	935,300
Rev Ref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	30	30,278
Rev Ref South Shore Hosp
Ser 1999F	5.750	07-01-29	A–	1,000	978,280
Rev Ref Williams College
Ser 2003H	5.000	07-01-33	AAA	1,500	1,439,565
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,088,170

See notes to financial statements

Massachusetts Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Health &
Educational Facilities Auth (continued),
Rev Civic Investments Inc
Rev Sterling & Francine Clark
Ser 2006A	5.000%	07-01-36	AA	$1,000	$949,160
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,602,900
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,081,920

Massachusetts Housing
Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	971,285
Rev Ser 2003B	4.700	12-01-16	AA–	1,265	1,258,283

Massachusetts Industrial
Finance Agency,
Rev Dominion Energy Brayton Point	5.000	02-01-36	A–	1,000	849,760
Rev Wtr Treatment American
Hingham Proj (G)	6.900	12-01-29	BBB–	1,210	1,212,553
Rev Wtr Treatment American
Hingham Proj (G)	6.750	12-01-20	BBB–	2,780	2,785,504

Massachusetts Port Auth,
Rev Ref Bosfuel Proj	5.000	07-01-32	AAA	1,770	1,586,433
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,325,375
Rev Spec Facil US Air Proj
Ser 1996A	5.750	09-01-16	AAA	1,000	1,005,000

Massachusetts Special Obligation
Dedicated Tax,
Rev Ref Spec Oblig	5.500	01-01-27	AAA	1,000	990,660
Rev Spec Oblig	5.250	01-01-26	AAA	1,000	1,083,950

Massachusetts State Water
Pollution Abatement Trust,
Rev Ser 2007-13	5.000	08-01-28	AAA	1,000	979,910

Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr
Ser 1997A	5.125	01-01-23	AAA	4,300	4,300,215
Rev Ref Metro Hwy Sys Sr
Ser 1997A	5.000	01-01-37	AAA	300	282,954
Rev Ref Metro Hwy Sys Sr
Ser 1997C	Zero	01-01-20	AAA	1,000	531,540

Massachusetts Water Pollution
Abatement Trust,
Preref Pool PG Ser 9	5.250	08-01-18	AAA	2,440	2,676,290
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	684,132
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,752,529
Unref Bal Pool PG Ser 2003-9	5.250	08-01-18	AAA	60	64,178

Narragansett Regional School
District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,045,740

Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,025,390

Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	998,950

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Rail Connections, Inc. ,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	$1,750	$968,590
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,251,380

Route 3 North Transit Improvement
Associates,
Rev Lease	5.375%	06-15-29	AAA	3,100	3,266,501

University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,055,110
New York 1.16%					1,200,000

New York, City of,
Gen Oblig Unltd Subser
1993B-2 (P)	3.750	08-15-20	AAA	200	200,000

New York City Municipal Water
Finance Auth,
Rev Wtr & Swr Sys Ser 2000C (P)	3.780	06-15-33	AA+	700	700,000
Rev Wtr & Swr Sys Ser 2003F
Subser F-2 (P)	3.780	06-15-35	AA+	300	300,000
Puerto Rico 8.09%					8,339,902

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.470	07-01-11	AAA	2,000	2,304,480

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.600	07-01-18	Aaa	1,500	1,634,595
Rev Inverse Floater (M)(P)	7.720	07-01-11	AAA	1,000	1,180,540

Puerto Rico Highway &
Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A–	955	1,097,238
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,073,320
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A–	45	49,729

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.20%					$201,000

(Cost $201,000)

Joint Repurchase Agreement 0.20%					201,000

Repurchase Agreement transaction with Barclays Plc
dated 2-29-08 at 1.800% to be repurchased at $201,030 on
3-3-08, collateralized by U. S. Treasury Inflation
Indexed Bond, 3.875%, due 4-15-29 (valued at $205,024,
including interest)			1.800%	$201	201,000

Total investments (Cost $101,096,634)† 98.79%					$101,913,979

Other assets and liabilities, net 1.21%					$1,250,931

Total net assets 100.00%					$103,164,910

See notes to financial statements

Massachusetts Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $100,833,993. Gross unrealized appreciation and depreciation of investments aggregated $4,040,390 and $2,960,404, respectively, resulting in net unrealized appreciation of $1,079,986.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $101,096,634)	$101,913,979
Cash	954
Receivable for shares sold	540,894
Interest receivable	1,209,175
Receivable from affiliates	7,804

Total assets	103,672,806

Liabilities

Payable for shares repurchased	38,185
Dividends payable	322,701
Payable to affiliates
Management fees	42,018
Distribution and service fees	43,505
Other	22,925
Other payables and accrued expenses	38,562

Total liabilities	507,896

Net assets

Capital paid-in	102,360,061
Accumulated net realized loss on investments	(45,619)
Net unrealized appreciation of investments	817,345
Accumulated net investment income	33,123

Net assets	$103,164,910

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($82,361,079 ÷ 6,844,279 shares)	$12.03
Class B ($10,493,813 ÷ 872,053 shares) [1]	$12.03
Class C ($10,310,018 ÷ 856,810 shares) [1]	$12.03

Maximum offering price per share

Class A [2] ($12.03 ÷ 95.5%)	$12.60

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Massachusetts Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,647,973

Total investment income	2,647,973

Expenses

Investment management fees (Note 3)	260,375
Distribution and service fees (Note 3)	233,809
Transfer agent fees (Note 3)	30,984
Accounting and legal services fees (Note 3)	5,525
Custodian fees	22,484
Professional fees	11,648
Printing fees	10,100
Blue sky fees	7,462
Trustees’ fees	2,275
Miscellaneous	2,185

Total expenses	586,847
Less expense reductions (Note 3)	(759)

Net expenses	586,088

Net investment income	2,061,885

Realized and unrealized gain (loss)

Net realized gain on investments	54,089
Change in net unrealized appreciation (depreciation) of investments	(2,801,568)

Net realized and unrealized loss	(2,747,479)

Decrease in net assets from operations	($685,594)

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-07	2-29-08[1]

Increase (decrease) in net assets
From operations
Net investment income	$4,179,025	$2,061,885
Net realized gain	170,909	54,089
Change in net unrealized appreciation (depreciation)	(2,453,587)	(2,801,568)

Increase (decrease) in net assets resulting from operations	1,896,347	(685,594)

Distributions to shareholders
From net investment income
Class A	(3,238,460)	(1,663,988)
Class B	(506,352)	(197,164)
Class C	(372,916)	(175,431)
From net realized gain
Class A	(48,486)	(145,816)
Class B	(10,264)	(20,811)
Class C	(6,898)	(18,468)
	(4,183,376)	(2,221,678)

From Fund share transactions (Note 4)	(734,203)	3,208,445

Total increase (decrease)	(3,021,232)	301,173

Net assets

Beginning of period	105,884,969	102,863,737

End of period [2]	$102,863,737	$103,164,910

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Includes accumulated net investment income of $7,821 and $33,123, respectively.

See notes to financial statements

Massachusetts Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$12.50	$12.38	$12.75	$12.87	$12.64	$12.37
Net investment income [2]	0.57	0.56	0.54	0.53	0.53	0.25
Net realized and unrealized gain
(loss) on investments	(0.13)	0.36	0.11	(0.24)	(0.27)	(0.32)
Total from investment operations	0.44	0.92	0.65	0.29	0.26	(0.07)
Less distributions
From net investment income	(0.56)	(0.55)	(0.53)	(0.52)	(0.52)	(0.25)
From net realized gain	—	—	—	— [3]	(0.01)	(0.02)
	(0.56)	(0.55)	(0.53)	(0.52)	(0.53)	(0.27)
Net asset value, end of period	$12.38	$12.75	$12.87	$12.64	$12.37	$12.03
Total return[4] (%)	3.57	7.55	5.21	2.38 [5]	2.02 [5]	(0.57) [5,6]

Ratios and supplemental data

Net assets, end of period (in
millions)	$66	$71	$76	$78	$80	$82
Ratio (as a percentage of
average net assets):
Expenses before reductions	1.02	1.01	1.04	0.99	0.98	0.98 [7]
Expenses net of fee waivers, if any	1.02	1.01	1.04	0.99	0.98	0.98 [7]
Expenses net of all fee waivers
and credits	1.02	1.01	1.04	0.99	0.98	0.98 [7]
Net investment income	4.54	4.40	4.20	4.19	4.16	4.11 [7]
Portfolio turnover (%)	13	44	26	15	25	12 [6]

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$12.50	$12.38	$12.75	$12.87	$12.64	$12.37
Net investment income [2]	0.49	0.47	0.45	0.44	0.44	0.21
Net realized and unrealized gain
(loss) on investments	(0.13)	0.36	0.11	(0.24)	(0.27)	(0.32)
Total from investment operations	0.36	0.83	0.56	0.20	0.17	(0.11)
Less distributions
From net investment income	(0.48)	(0.46)	(0.44)	(0.43)	(0.43)	(0.21)
From net realized gain	—	—	—	— [3]	(0.01)	(0.02)
	(0.48)	(0.46)	(0.44)	(0.43)	(0.44)	(0.23)
Net asset value, end of period	$12.38	$12.75	$12.87	$12.64	$12.37	$12.03
Total return[4] (%)	2.85	6.80	4.48	1.67 [5]	1.31 [5]	(0.92) [5,6]

Ratios and supplemental data

Net assets, end of period (in
millions)	$23	$23	$20	$17	$12	$10
Ratio (as a percentage of
average net assets):
Expenses before reductions	1.72	1.71	1.74	1.69	1.68	1.68 [7]
Expenses net of fee waivers, if any	1.72	1.71	1.74	1.69	1.68	1.68 [7]
Expenses net of all fee waivers
and credits	1.72	1.71	1.74	1.69	1.68	1.68 [7]
Net investment income	3.83	3.70	3.50	3.49	3.46	3.41 [7]
Portfolio turnover (%)	13	44	26	15	25	12 [6]

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Massachusetts Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03	8-31-04	8-31-05	8-31-06	8-31-07	2-29-08 [1]

Per share operating performance

Net asset value, beginning of period	$12.50	$12.38	$12.75	$12.87	$12.64	$12.37
Net investment income [2]	0.48	0.47	0.45	0.44	0.44	0.21
Net realized and unrealized gain
(loss) on investments	(0.12)	0.36	0.11	(0.24)	(0.27)	(0.32)
Total from investment operations	0.36	0.83	0.56	0.20	0.17	(0.11)
Less distributions
From net investment income	(0.48)	(0.46)	(0.44)	(0.43)	(0.43)	(0.21)
From net realized gain	—	—	—	— [3]	(0.01)	(0.02)
	(0.48)	(0.46)	(0.44)	(0.43)	(0.44)	(0.23)
Net asset value, end of period	$12.38	$12.75	$12.87	$12.64	$12.37	$12.03
Total return[4] (%)	2.85	6.80	4.48	1.67 [5]	1.31 [5]	(0.92) [5,6]

Ratios and supplemental data

Net assets, end of period (in
millions)	$7	$8	$8	$11	$10	$10
Ratio (as a percentage of
average net assets):
Expenses before reductions	1.72	1.71	1.74	1.69	1.68	1.68 [7]
Expenses net of fee waivers, if any	1.72	1.71	1.74	1.69	1.68	1.68 [7]
Expenses net of all fee waivers
and credits	1.72	1.71	1.74	1.69	1.68	1.68 [7]
Net investment income	3.81	3.69	3.49	3.48	3.46	3.41 [7]
Portfolio turnover (%)	13	44	26	15	25	12 [6]

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Based on the average of the shares outstanding.

3 Capital gains distribution less than $0.01.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | Massachusetts Tax-Free Income Fund

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock Massachusetts Tax-Free Income Fund (the Fund) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s

Massachusetts Tax-Free Income Fund | Semiannual report

shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. Effective February 29, 2008, the credit line increased to $150 million. The Fund had no borrowing activity under the line of credit during the period ended February 29, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable

Semiannual report | Massachusetts Tax-Free Income Fund

income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fisccal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $9,741, tax exempt income $4,107,987 and long-term capital gain $65,648. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000. The effective rate for the period ended February 29, 2008 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities

Massachusetts Tax-Free Income Fund | Semiannual report

Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $7.

Class A shares are assessed up-front sales charges. During the period ended February 29, 2008, JH Funds received net up-front sales charges of $68,915 with regard to sales of Class A shares. Of this amount, $9,059 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $58,530 was paid as sales commissions to unrelated broker-dealers and $1,326 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, CDSCs received by JH Funds amounted to $9,153 for Class B shares and $552 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $752 for transfer agent credits earned.

Class level expenses for the period ended February 29, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$24,392	$122,974
Class B	3,502	58,640
Class C	3,090	52,195
Total	$30,984	$233,809

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $5,525 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation

Semiannual report | Massachusetts Tax-Free Income Fund

liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2007, and the period ended February 29, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 2-29-08 [1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,276,935	$16,066,440	798,918	$10,003,442
Distributions reinvested	172,992	2,176,719	97,801	1,215,221
Repurchased	(1,134,584)	(14,263,334)	(516,434)	(6,454,610)
Net increase	315,343	$3,979,825	380,285	$4,764,053

Class B shares

Sold	76,660	$964,654	16,757	$210,179
Distributions reinvested	22,008	277,160	10,122	125,821
Repurchased	(468,311)	(5,902,238)	(163,131)	(2,042,118)
Net decrease	(369,643)	($4,660,424)	(136,252)	($1,706,118)

Class C shares

Sold	173,366	$2,187,397	77,276	$963,680
Distributions reinvested	20,105	253,020	10,338	128,477
Repurchased	(198,787)	(2,494,021)	(75,200)	(941,647)
Net increase (decrease)	(5,316)	($53,604)	12,414	$150,510

Net increase (decrease)	(59,616)	($734,203)	256,447	$3,208,445

1Semiannual period from 9-1-07 to 2-29-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2008, aggregated $15,475,390 and $12,118,950, respectively.

Massachusetts Tax-Free Income Fund | Semiannual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Massachusetts Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Massachusetts Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of

Semiannual report | Massachusetts Tax-Free Income Fund

compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 5- and 10-year periods was higher than the performance of the Peer Group and Category medians, and lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, although generally competitive, the Fund’s performance during the 3-year period under review was lower than the performance of the Peer Group median and its benchmark index, but higher than the performance of the Category median. The Board also noted that the Fund’s more recent performance during the 1-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the Category median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Peer Group and Category medians. The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory

Massachusetts Tax-Free Income Fund | Semiannual report

Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Semiannual report | Massachusetts Tax-Free Income Fund

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds. com/proxy	www. sec. gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P. O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U. S. ), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Massachusetts Tax-Free Income Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.	770SA 2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	4/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 29, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a vote of Security Holders is attached. See attached "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008